Shareholder Report	12 Months Ended	88 Months Ended	109 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000018473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class A
Trading Symbol	LAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.91%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$9,424	$10,000	$10,000
8/31/2014	$9,934	$10,558	$10,400
9/30/2014	$9,563	$9,992	$10,254
10/31/2014	$10,128	$10,612	$10,505
11/30/2014	$10,224	$10,681	$10,787
12/31/2014	$10,289	$10,997	$10,760
1/31/2015	$10,020	$10,746	$10,437
2/28/2015	$10,817	$11,520	$11,037
3/31/2015	$11,021	$11,727	$10,862
4/30/2015	$10,646	$11,382	$10,966
5/31/2015	$11,202	$11,800	$11,108
6/30/2015	$11,309	$11,958	$10,892
7/31/2015	$11,332	$12,007	$11,121
8/31/2015	$10,141	$11,097	$10,450
9/30/2015	$9,534	$10,396	$10,191
10/31/2015	$9,617	$10,986	$11,051
11/30/2015	$9,846	$11,389	$11,084
12/31/2015	$9,374	$10,846	$10,909
1/31/2016	$8,165	$9,670	$10,368
2/29/2016	$7,946	$9,602	$10,354
3/31/2016	$8,409	$10,338	$11,056
4/30/2016	$8,353	$10,441	$11,099
5/31/2016	$8,586	$10,722	$11,298
6/30/2016	$8,597	$10,673	$11,327
7/31/2016	$9,277	$11,371	$11,745
8/31/2016	$9,369	$11,491	$11,762
9/30/2016	$9,531	$11,657	$11,764
10/31/2016	$8,856	$10,932	$11,549
11/30/2016	$9,303	$11,911	$11,977
12/31/2016	$9,120	$12,073	$12,214
1/31/2017	$9,491	$12,269	$12,445
2/28/2017	$9,841	$12,570	$12,939
3/31/2017	$9,882	$12,719	$12,954
4/30/2017	$9,958	$12,953	$13,088
5/31/2017	$10,014	$12,835	$13,272
6/30/2017	$10,283	$13,277	$13,355
7/31/2017	$10,471	$13,390	$13,629
8/31/2017	$10,507	$13,374	$13,671
9/30/2017	$11,010	$14,103	$13,953
10/31/2017	$11,345	$14,321	$14,278
11/30/2017	$11,630	$14,732	$14,716
12/31/2017	$11,848	$14,749	$14,880
1/31/2018	$12,305	$15,324	$15,732
2/28/2018	$12,422	$14,888	$15,152
3/31/2018	$12,697	$15,088	$14,767
4/30/2018	$12,976	$15,103	$14,824
5/31/2018	$14,312	$16,054	$15,181
6/30/2018	$14,597	$16,180	$15,274
7/31/2018	$14,526	$16,458	$15,843
8/31/2018	$16,416	$17,482	$16,359
9/30/2018	$16,375	$17,073	$16,452
10/31/2018	$14,079	$14,913	$15,327
11/30/2018	$13,924	$15,146	$15,640
12/31/2018	$12,452	$13,376	$14,228
1/31/2019	$14,416	$14,921	$15,368
2/28/2019	$15,983	$15,885	$15,861
3/31/2019	$15,814	$15,670	$16,169
4/30/2019	$16,199	$16,147	$16,824
5/31/2019	$15,774	$14,949	$15,755
6/30/2019	$17,252	$16,100	$16,865
7/31/2019	$17,759	$16,258	$17,108
8/31/2019	$16,820	$15,556	$16,837
9/30/2019	$15,294	$15,428	$17,152
10/31/2019	$15,625	$15,867	$17,523
11/30/2019	$16,190	$16,801	$18,159
12/31/2019	$16,425	$17,186	$18,707
1/31/2020	$16,785	$16,997	$18,700
2/29/2020	$16,132	$15,770	$17,161
3/31/2020	$13,647	$12,758	$15,041
4/30/2020	$15,906	$14,659	$16,969
5/31/2020	$18,040	$16,044	$17,778
6/30/2020	$19,186	$16,660	$18,131
7/31/2020	$20,466	$17,233	$19,153
8/31/2020	$21,646	$18,244	$20,530
9/30/2020	$22,240	$17,853	$19,750
10/31/2020	$22,775	$17,989	$19,225
11/30/2020	$25,748	$21,161	$21,329
12/31/2020	$28,345	$23,138	$22,149
1/31/2021	$29,550	$24,254	$21,926
2/28/2021	$30,663	$25,055	$22,530
3/31/2021	$28,808	$24,267	$23,517
4/30/2021	$30,107	$24,796	$24,772
5/31/2021	$28,270	$24,087	$24,945
6/30/2021	$29,634	$25,217	$25,527
7/31/2021	$29,077	$24,299	$26,134
8/31/2021	$29,847	$24,740	$26,929
9/30/2021	$28,549	$23,792	$25,676
10/31/2021	$30,153	$24,906	$27,475
11/30/2021	$27,686	$23,689	$27,285
12/31/2021	$27,592	$23,794	$28,507
1/31/2022	$22,421	$20,605	$27,032
2/28/2022	$22,432	$20,695	$26,223
3/31/2022	$22,275	$20,790	$27,196
4/30/2022	$19,289	$18,239	$24,825
5/31/2022	$18,748	$17,895	$24,870
6/30/2022	$17,562	$16,787	$22,818
7/31/2022	$19,248	$18,666	$24,921
8/31/2022	$19,196	$18,491	$23,905
9/30/2022	$17,666	$16,827	$21,703
10/31/2022	$18,759	$18,425	$23,461
11/30/2022	$18,811	$18,725	$24,772
12/31/2022	$17,635	$17,523	$23,344
1/31/2023	$19,113	$19,266	$24,811
2/28/2023	$18,936	$19,057	$24,206
3/31/2023	$19,102	$18,587	$25,095
4/30/2023	$18,634	$18,371	$25,486
5/31/2023	$18,936	$18,374	$25,597
6/30/2023	$19,726	$19,898	$27,288
7/31/2023	$19,976	$20,828	$28,165
8/31/2023	$18,603	$19,744	$27,717
9/30/2023	$17,167	$18,442	$26,395
10/31/2023	$15,700	$17,019	$25,840
11/30/2023	$17,344	$18,569	$28,200
12/31/2023	$19,133	$20,792	$29,481
1/31/2024	$19,227	$20,125	$29,977
2/29/2024	$21,017	$21,760	$31,577
3/31/2024	$21,547	$22,369	$32,593
4/30/2024	$20,236	$20,646	$31,262
5/31/2024	$21,110	$21,752	$32,812
6/30/2024	$21,745	$21,716	$33,989
7/31/2024	$21,755	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A at NAV	8.91%	4.14%	8.73%
Class A with sales charge	2.65%	2.92%	8.08%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class C
Trading Symbol	LADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,532	$10,558	$10,400
9/30/2014	$10,134	$9,992	$10,254
10/31/2014	$10,726	$10,612	$10,505
11/30/2014	$10,825	$10,681	$10,787
12/31/2014	$10,881	$10,997	$10,760
1/31/2015	$10,595	$10,746	$10,437
2/28/2015	$11,430	$11,520	$11,037
3/31/2015	$11,635	$11,727	$10,862
4/30/2015	$11,236	$11,382	$10,966
5/31/2015	$11,816	$11,800	$11,108
6/30/2015	$11,922	$11,958	$10,892
7/31/2015	$11,940	$12,007	$11,121
8/31/2015	$10,676	$11,097	$10,450
9/30/2015	$10,028	$10,396	$10,191
10/31/2015	$10,109	$10,986	$11,051
11/30/2015	$10,342	$11,389	$11,084
12/31/2015	$9,844	$10,846	$10,909
1/31/2016	$8,567	$9,670	$10,368
2/29/2016	$8,328	$9,602	$10,354
3/31/2016	$8,812	$10,338	$11,056
4/30/2016	$8,749	$10,441	$11,099
5/31/2016	$8,988	$10,722	$11,298
6/30/2016	$8,988	$10,673	$11,327
7/31/2016	$9,697	$11,371	$11,745
8/31/2016	$9,788	$11,491	$11,762
9/30/2016	$9,949	$11,657	$11,764
10/31/2016	$9,240	$10,932	$11,549
11/30/2016	$9,704	$11,911	$11,977
12/31/2016	$9,507	$12,073	$12,214
1/31/2017	$9,886	$12,269	$12,445
2/28/2017	$10,244	$12,570	$12,939
3/31/2017	$10,279	$12,719	$12,954
4/30/2017	$10,349	$12,953	$13,088
5/31/2017	$10,405	$12,835	$13,272
6/30/2017	$10,679	$13,277	$13,355
7/31/2017	$10,868	$13,390	$13,629
8/31/2017	$10,896	$13,374	$13,671
9/30/2017	$11,408	$14,103	$13,953
10/31/2017	$11,745	$14,321	$14,278
11/30/2017	$12,040	$14,732	$14,716
12/31/2017	$12,257	$14,749	$14,880
1/31/2018	$12,721	$15,324	$15,732
2/28/2018	$12,833	$14,888	$15,152
3/31/2018	$13,106	$15,088	$14,767
4/30/2018	$13,394	$15,103	$14,824
5/31/2018	$14,755	$16,054	$15,181
6/30/2018	$15,029	$16,180	$15,274
7/31/2018	$14,945	$16,458	$15,843
8/31/2018	$16,874	$17,482	$16,359
9/30/2018	$16,825	$17,073	$16,452
10/31/2018	$14,461	$14,913	$15,327
11/30/2018	$14,289	$15,146	$15,640
12/31/2018	$12,773	$13,376	$14,228
1/31/2019	$14,783	$14,921	$15,368
2/28/2019	$16,372	$15,885	$15,861
3/31/2019	$16,193	$15,670	$16,169
4/30/2019	$16,572	$16,147	$16,824
5/31/2019	$16,119	$14,949	$15,755
6/30/2019	$17,624	$16,100	$16,865
7/31/2019	$18,139	$16,258	$17,108
8/31/2019	$17,161	$15,556	$16,837
9/30/2019	$15,593	$15,428	$17,152
10/31/2019	$15,919	$15,867	$17,523
11/30/2019	$16,495	$16,801	$18,159
12/31/2019	$16,718	$17,186	$18,707
1/31/2020	$17,077	$16,997	$18,700
2/29/2020	$16,390	$15,770	$17,161
3/31/2020	$13,867	$12,758	$15,041
4/30/2020	$16,151	$14,659	$16,969
5/31/2020	$18,301	$16,044	$17,778
6/30/2020	$19,450	$16,660	$18,131
7/31/2020	$20,734	$17,233	$19,153
8/31/2020	$21,928	$18,244	$20,530
9/30/2020	$22,510	$17,853	$19,750
10/31/2020	$23,033	$17,989	$19,225
11/30/2020	$26,038	$21,161	$21,329
12/31/2020	$28,636	$23,138	$22,149
1/31/2021	$29,845	$24,254	$21,926
2/28/2021	$30,946	$25,055	$22,530
3/31/2021	$29,051	$24,267	$23,517
4/30/2021	$30,350	$24,796	$24,772
5/31/2021	$28,474	$24,087	$24,945
6/30/2021	$29,827	$25,217	$25,527
7/31/2021	$29,250	$24,299	$26,134
8/31/2021	$30,008	$24,740	$26,929
9/30/2021	$28,672	$23,792	$25,676
10/31/2021	$30,278	$24,906	$27,475
11/30/2021	$27,787	$23,689	$27,285
12/31/2021	$27,673	$23,794	$28,507
1/31/2022	$22,463	$20,605	$27,032
2/28/2022	$22,463	$20,695	$26,223
3/31/2022	$22,303	$20,790	$27,196
4/30/2022	$19,286	$18,239	$24,825
5/31/2022	$18,738	$17,895	$24,870
6/30/2022	$17,550	$16,787	$22,818
7/31/2022	$19,218	$18,666	$24,921
8/31/2022	$19,149	$18,491	$23,905
9/30/2022	$17,618	$16,827	$21,703
10/31/2022	$18,692	$18,425	$23,461
11/30/2022	$18,738	$18,725	$24,772
12/31/2022	$17,550	$17,523	$23,344
1/31/2023	$19,012	$19,266	$24,811
2/28/2023	$18,829	$19,057	$24,206
3/31/2023	$18,966	$18,587	$25,095
4/30/2023	$18,509	$18,371	$25,486
5/31/2023	$18,784	$18,374	$25,597
6/30/2023	$19,561	$19,898	$27,288
7/31/2023	$19,789	$20,828	$28,165
8/31/2023	$18,418	$19,744	$27,717
9/30/2023	$16,978	$18,442	$26,395
10/31/2023	$15,516	$17,019	$25,840
11/30/2023	$17,138	$18,569	$28,200
12/31/2023	$18,898	$20,792	$29,481
1/31/2024	$18,989	$20,125	$29,977
2/29/2024	$20,749	$21,760	$31,577
3/31/2024	$21,252	$22,369	$32,593
4/30/2024	$19,949	$20,646	$31,262
5/31/2024	$20,795	$21,752	$32,812
6/30/2024	$21,411	$21,716	$33,989
7/31/2024	$21,389	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C at NAV	8.08%	3.35%	7.90%
Class C with sales charge	7.08%	3.35%	7.90%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054855
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class F
Trading Symbol	LADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,542	$10,558	$10,400
9/30/2014	$10,148	$9,992	$10,254
10/31/2014	$10,750	$10,612	$10,505
11/30/2014	$10,855	$10,681	$10,787
12/31/2014	$10,922	$10,997	$10,760
1/31/2015	$10,644	$10,746	$10,437
2/28/2015	$11,487	$11,520	$11,037
3/31/2015	$11,707	$11,727	$10,862
4/30/2015	$11,309	$11,382	$10,966
5/31/2015	$11,903	$11,800	$11,108
6/30/2015	$12,018	$11,958	$10,892
7/31/2015	$12,047	$12,007	$11,121
8/31/2015	$10,778	$11,097	$10,450
9/30/2015	$10,136	$10,396	$10,191
10/31/2015	$10,223	$10,986	$11,051
11/30/2015	$10,469	$11,389	$11,084
12/31/2015	$9,972	$10,846	$10,909
1/31/2016	$8,684	$9,670	$10,368
2/29/2016	$8,448	$9,602	$10,354
3/31/2016	$8,946	$10,338	$11,056
4/30/2016	$8,888	$10,441	$11,099
5/31/2016	$9,139	$10,722	$11,298
6/30/2016	$9,144	$10,673	$11,327
7/31/2016	$9,872	$11,371	$11,745
8/31/2016	$9,977	$11,491	$11,762
9/30/2016	$10,144	$11,657	$11,764
10/31/2016	$9,427	$10,932	$11,549
11/30/2016	$9,909	$11,911	$11,977
12/31/2016	$9,715	$12,073	$12,214
1/31/2017	$10,108	$12,269	$12,445
2/28/2017	$10,485	$12,570	$12,939
3/31/2017	$10,526	$12,719	$12,954
4/30/2017	$10,610	$12,953	$13,088
5/31/2017	$10,668	$12,835	$13,272
6/30/2017	$10,961	$13,277	$13,355
7/31/2017	$11,160	$13,390	$13,629
8/31/2017	$11,202	$13,374	$13,671
9/30/2017	$11,741	$14,103	$13,953
10/31/2017	$12,097	$14,321	$14,278
11/30/2017	$12,400	$14,732	$14,716
12/31/2017	$12,641	$14,749	$14,880
1/31/2018	$13,128	$15,324	$15,732
2/28/2018	$13,254	$14,888	$15,152
3/31/2018	$13,547	$15,088	$14,767
4/30/2018	$13,850	$15,103	$14,824
5/31/2018	$15,274	$16,054	$15,181
6/30/2018	$15,583	$16,180	$15,274
7/31/2018	$15,510	$16,458	$15,843
8/31/2018	$17,525	$17,482	$16,359
9/30/2018	$17,483	$17,073	$16,452
10/31/2018	$15,038	$14,913	$15,327
11/30/2018	$14,875	$15,146	$15,640
12/31/2018	$13,300	$13,376	$14,228
1/31/2019	$15,405	$14,921	$15,368
2/28/2019	$17,083	$15,885	$15,861
3/31/2019	$16,897	$15,670	$16,169
4/30/2019	$17,317	$16,147	$16,824
5/31/2019	$16,856	$14,949	$15,755
6/30/2019	$18,444	$16,100	$16,865
7/31/2019	$18,988	$16,258	$17,108
8/31/2019	$17,984	$15,556	$16,837
9/30/2019	$16,354	$15,428	$17,152
10/31/2019	$16,711	$15,867	$17,523
11/30/2019	$17,314	$16,801	$18,159
12/31/2019	$17,575	$17,186	$18,707
1/31/2020	$17,962	$16,997	$18,700
2/29/2020	$17,255	$15,770	$17,161
3/31/2020	$14,601	$12,758	$15,041
4/30/2020	$17,027	$14,659	$16,969
5/31/2020	$19,310	$16,044	$17,778
6/30/2020	$20,541	$16,660	$18,131
7/31/2020	$21,905	$17,233	$19,153
8/31/2020	$23,178	$18,244	$20,530
9/30/2020	$23,826	$17,853	$19,750
10/31/2020	$24,399	$17,989	$19,225
11/30/2020	$27,578	$21,161	$21,329
12/31/2020	$30,371	$23,138	$22,149
1/31/2021	$31,670	$24,254	$21,926
2/28/2021	$32,867	$25,055	$22,530
3/31/2021	$30,881	$24,267	$23,517
4/30/2021	$32,273	$24,796	$24,772
5/31/2021	$30,306	$24,087	$24,945
6/30/2021	$31,781	$25,217	$25,527
7/31/2021	$31,187	$24,299	$26,134
8/31/2021	$32,013	$24,740	$26,929
9/30/2021	$30,621	$23,792	$25,676
10/31/2021	$32,347	$24,906	$27,475
11/30/2021	$29,702	$23,689	$27,285
12/31/2021	$29,599	$23,794	$28,507
1/31/2022	$24,065	$20,605	$27,032
2/28/2022	$24,075	$20,695	$26,223
3/31/2022	$23,910	$20,790	$27,196
4/30/2022	$20,710	$18,239	$24,825
5/31/2022	$20,132	$17,895	$24,870
6/30/2022	$18,862	$16,787	$22,818
7/31/2022	$20,679	$18,666	$24,921
8/31/2022	$20,627	$18,491	$23,905
9/30/2022	$18,975	$16,827	$21,703
10/31/2022	$20,152	$18,425	$23,461
11/30/2022	$20,214	$18,725	$24,772
12/31/2022	$18,955	$17,523	$23,344
1/31/2023	$20,534	$19,266	$24,811
2/28/2023	$20,348	$19,057	$24,206
3/31/2023	$20,534	$18,587	$25,095
4/30/2023	$20,028	$18,371	$25,486
5/31/2023	$20,359	$18,374	$25,597
6/30/2023	$21,205	$19,898	$27,288
7/31/2023	$21,484	$20,828	$28,165
8/31/2023	$20,018	$19,744	$27,717
9/30/2023	$18,469	$18,442	$26,395
10/31/2023	$16,890	$17,019	$25,840
11/30/2023	$18,666	$18,569	$28,200
12/31/2023	$20,586	$20,792	$29,481
1/31/2024	$20,699	$20,125	$29,977
2/29/2024	$22,630	$21,760	$31,577
3/31/2024	$23,198	$22,369	$32,593
4/30/2024	$21,794	$20,646	$31,262
5/31/2024	$22,733	$21,752	$32,812
6/30/2024	$23,425	$21,716	$33,989
7/31/2024	$23,425	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class F at NAV	9.03%	4.29%	8.88%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188220
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class F3
Trading Symbol	LOGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.29%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,333	$10,112
5/31/2017	$10,217	$10,239	$10,254
6/30/2017	$10,498	$10,591	$10,318
7/31/2017	$10,693	$10,681	$10,530
8/31/2017	$10,733	$10,669	$10,562
9/30/2017	$11,249	$11,250	$10,780
10/31/2017	$11,593	$11,424	$11,032
11/30/2017	$11,892	$11,752	$11,370
12/31/2017	$12,119	$11,765	$11,496
1/31/2018	$12,589	$12,224	$12,155
2/28/2018	$12,712	$11,876	$11,707
3/31/2018	$12,997	$12,036	$11,409
4/30/2018	$13,287	$12,048	$11,453
5/31/2018	$14,658	$12,806	$11,729
6/30/2018	$14,957	$12,906	$11,801
7/31/2018	$14,889	$13,128	$12,240
8/31/2018	$16,827	$13,946	$12,639
9/30/2018	$16,790	$13,619	$12,711
10/31/2018	$14,441	$11,896	$11,842
11/30/2018	$14,286	$12,082	$12,083
12/31/2018	$12,781	$10,670	$10,992
1/31/2019	$14,799	$11,902	$11,873
2/28/2019	$16,414	$12,671	$12,254
3/31/2019	$16,241	$12,500	$12,493
4/30/2019	$16,645	$12,880	$12,998
5/31/2019	$16,207	$11,925	$12,172
6/30/2019	$17,735	$12,843	$13,030
7/31/2019	$18,260	$12,969	$13,218
8/31/2019	$17,302	$12,409	$13,008
9/30/2019	$15,734	$12,307	$13,252
10/31/2019	$16,080	$12,657	$13,539
11/30/2019	$16,667	$13,402	$14,030
12/31/2019	$16,921	$13,709	$14,453
1/31/2020	$17,292	$13,559	$14,448
2/29/2020	$16,619	$12,580	$13,258
3/31/2020	$14,064	$10,177	$11,621
4/30/2020	$16,399	$11,693	$13,111
5/31/2020	$18,603	$12,798	$13,735
6/30/2020	$19,791	$13,290	$14,008
7/31/2020	$21,110	$13,747	$14,798
8/31/2020	$22,339	$14,553	$15,862
9/30/2020	$22,964	$14,241	$15,259
10/31/2020	$23,520	$14,349	$14,853
11/30/2020	$26,592	$16,880	$16,479
12/31/2020	$29,280	$18,457	$17,113
1/31/2021	$30,538	$19,347	$16,940
2/28/2021	$31,693	$19,986	$17,407
3/31/2021	$29,786	$19,357	$18,169
4/30/2021	$31,134	$19,779	$19,139
5/31/2021	$29,250	$19,214	$19,273
6/30/2021	$30,672	$20,116	$19,723
7/31/2021	$30,106	$19,383	$20,191
8/31/2021	$30,911	$19,735	$20,805
9/30/2021	$29,570	$18,978	$19,838
10/31/2021	$31,238	$19,867	$21,227
11/30/2021	$28,691	$18,897	$21,080
12/31/2021	$28,602	$18,981	$22,025
1/31/2022	$23,252	$16,437	$20,885
2/28/2022	$23,277	$16,508	$20,260
3/31/2022	$23,114	$16,584	$21,012
4/30/2022	$20,025	$14,549	$19,180
5/31/2022	$19,464	$14,274	$19,215
6/30/2022	$18,244	$13,391	$17,629
7/31/2022	$20,000	$14,890	$19,254
8/31/2022	$19,951	$14,750	$18,469
9/30/2022	$18,366	$13,423	$16,768
10/31/2022	$19,504	$14,697	$18,126
11/30/2022	$19,569	$14,937	$19,139
12/31/2022	$18,350	$13,978	$18,036
1/31/2023	$19,886	$15,368	$19,169
2/28/2023	$19,708	$15,202	$18,702
3/31/2023	$19,886	$14,827	$19,388
4/30/2023	$19,407	$14,654	$19,691
5/31/2023	$19,732	$14,657	$19,777
6/30/2023	$20,553	$15,872	$21,083
7/31/2023	$20,821	$16,614	$21,761
8/31/2023	$19,399	$15,749	$21,414
9/30/2023	$17,903	$14,711	$20,393
10/31/2023	$16,382	$13,576	$19,964
11/30/2023	$18,106	$14,812	$21,788
12/31/2023	$19,968	$16,586	$22,777
1/31/2024	$20,082	$16,054	$23,160
2/29/2024	$21,960	$17,358	$24,397
3/31/2024	$22,512	$17,843	$25,182
4/30/2024	$21,155	$16,469	$24,153
5/31/2024	$22,065	$17,351	$25,351
6/30/2024	$22,748	$17,322	$26,260
7/31/2024	$22,756	$18,741	$26,580

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.29%	4.50%	11.88%
Russell 2000 Growth Index	12.80%	7.64%	8.96%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	14.28%

Performance Inception Date		Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018477
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class I
Trading Symbol	LADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,544	$10,558	$10,400
9/30/2014	$10,149	$9,992	$10,254
10/31/2014	$10,756	$10,612	$10,505
11/30/2014	$10,861	$10,681	$10,787
12/31/2014	$10,927	$10,997	$10,760
1/31/2015	$10,646	$10,746	$10,437
2/28/2015	$11,496	$11,520	$11,037
3/31/2015	$11,711	$11,727	$10,862
4/30/2015	$11,321	$11,382	$10,966
5/31/2015	$11,908	$11,800	$11,108
6/30/2015	$12,027	$11,958	$10,892
7/31/2015	$12,057	$12,007	$11,121
8/31/2015	$10,791	$11,097	$10,450
9/30/2015	$10,146	$10,396	$10,191
10/31/2015	$10,234	$10,986	$11,051
11/30/2015	$10,482	$11,389	$11,084
12/31/2015	$9,983	$10,846	$10,909
1/31/2016	$8,694	$9,670	$10,368
2/29/2016	$8,466	$9,602	$10,354
3/31/2016	$8,961	$10,338	$11,056
4/30/2016	$8,904	$10,441	$11,099
5/31/2016	$9,155	$10,722	$11,298
6/30/2016	$9,165	$10,673	$11,327
7/31/2016	$9,892	$11,371	$11,745
8/31/2016	$9,997	$11,491	$11,762
9/30/2016	$10,168	$11,657	$11,764
10/31/2016	$9,450	$10,932	$11,549
11/30/2016	$9,930	$11,911	$11,977
12/31/2016	$9,735	$12,073	$12,214
1/31/2017	$10,135	$12,269	$12,445
2/28/2017	$10,510	$12,570	$12,939
3/31/2017	$10,558	$12,719	$12,954
4/30/2017	$10,639	$12,953	$13,088
5/31/2017	$10,700	$12,835	$13,272
6/30/2017	$10,990	$13,277	$13,355
7/31/2017	$11,195	$13,390	$13,629
8/31/2017	$11,233	$13,374	$13,671
9/30/2017	$11,779	$14,103	$13,953
10/31/2017	$12,136	$14,321	$14,278
11/30/2017	$12,445	$14,732	$14,716
12/31/2017	$12,683	$14,749	$14,880
1/31/2018	$13,172	$15,324	$15,732
2/28/2018	$13,301	$14,888	$15,152
3/31/2018	$13,595	$15,088	$14,767
4/30/2018	$13,900	$15,103	$14,824
5/31/2018	$15,335	$16,054	$15,181
6/30/2018	$15,644	$16,180	$15,274
7/31/2018	$15,573	$16,458	$15,843
8/31/2018	$17,598	$17,482	$16,359
9/30/2018	$17,560	$17,073	$16,452
10/31/2018	$15,102	$14,913	$15,327
11/30/2018	$14,940	$15,146	$15,640
12/31/2018	$13,363	$13,376	$14,228
1/31/2019	$15,473	$14,921	$15,368
2/28/2019	$17,159	$15,885	$15,861
3/31/2019	$16,977	$15,670	$16,169
4/30/2019	$17,395	$16,147	$16,824
5/31/2019	$16,940	$14,949	$15,755
6/30/2019	$18,535	$16,100	$16,865
7/31/2019	$19,087	$16,258	$17,108
8/31/2019	$18,080	$15,556	$16,837
9/30/2019	$16,443	$15,428	$17,152
10/31/2019	$16,801	$15,867	$17,523
11/30/2019	$17,413	$16,801	$18,159
12/31/2019	$17,673	$17,186	$18,707
1/31/2020	$18,063	$16,997	$18,700
2/29/2020	$17,355	$15,770	$17,161
3/31/2020	$14,688	$12,758	$15,041
4/30/2020	$17,131	$14,659	$16,969
5/31/2020	$19,429	$16,044	$17,778
6/30/2020	$20,665	$16,660	$18,131
7/31/2020	$22,046	$17,233	$19,153
8/31/2020	$23,325	$18,244	$20,530
9/30/2020	$23,969	$17,853	$19,750
10/31/2020	$24,554	$17,989	$19,225
11/30/2020	$27,758	$21,161	$21,329
12/31/2020	$30,566	$23,138	$22,149
1/31/2021	$31,876	$24,254	$21,926
2/28/2021	$33,084	$25,055	$22,530
3/31/2021	$31,091	$24,267	$23,517
4/30/2021	$32,495	$24,796	$24,772
5/31/2021	$30,519	$24,087	$24,945
6/30/2021	$32,001	$25,217	$25,527
7/31/2021	$31,405	$24,299	$26,134
8/31/2021	$32,237	$24,740	$26,929
9/30/2021	$30,840	$23,792	$25,676
10/31/2021	$32,582	$24,906	$27,475
11/30/2021	$29,922	$23,689	$27,285
12/31/2021	$29,828	$23,794	$28,507
1/31/2022	$24,248	$20,605	$27,032
2/28/2022	$24,265	$20,695	$26,223
3/31/2022	$24,094	$20,790	$27,196
4/30/2022	$20,871	$18,239	$24,825
5/31/2022	$20,288	$17,895	$24,870
6/30/2022	$19,011	$16,787	$22,818
7/31/2022	$20,845	$18,666	$24,921
8/31/2022	$20,794	$18,491	$23,905
9/30/2022	$19,140	$16,827	$21,703
10/31/2022	$20,314	$18,425	$23,461
11/30/2022	$20,382	$18,725	$24,772
12/31/2022	$19,114	$17,523	$23,344
1/31/2023	$20,717	$19,266	$24,811
2/28/2023	$20,528	$19,057	$24,206
3/31/2023	$20,717	$18,587	$25,095
4/30/2023	$20,211	$18,371	$25,486
5/31/2023	$20,545	$18,374	$25,597
6/30/2023	$21,402	$19,898	$27,288
7/31/2023	$21,677	$20,828	$28,165
8/31/2023	$20,202	$19,744	$27,717
9/30/2023	$18,634	$18,442	$26,395
10/31/2023	$17,048	$17,019	$25,840
11/30/2023	$18,840	$18,569	$28,200
12/31/2023	$20,785	$20,792	$29,481
1/31/2024	$20,897	$20,125	$29,977
2/29/2024	$22,851	$21,760	$31,577
3/31/2024	$23,425	$22,369	$32,593
4/30/2024	$22,011	$20,646	$31,262
5/31/2024	$22,954	$21,752	$32,812
6/30/2024	$23,657	$21,716	$33,989
7/31/2024	$23,665	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I at NAV	9.17%	4.39%	9.00%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000018476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class P
Trading Symbol	LADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,542	$10,558	$10,400
9/30/2014	$10,147	$9,992	$10,254
10/31/2014	$10,748	$10,612	$10,505
11/30/2014	$10,853	$10,681	$10,787
12/31/2014	$10,913	$10,997	$10,760
1/31/2015	$10,635	$10,746	$10,437
2/28/2015	$11,475	$11,520	$11,037
3/31/2015	$11,692	$11,727	$10,862
4/30/2015	$11,298	$11,382	$10,966
5/31/2015	$11,884	$11,800	$11,108
6/30/2015	$12,001	$11,958	$10,892
7/31/2015	$12,026	$12,007	$11,121
8/31/2015	$10,762	$11,097	$10,450
9/30/2015	$10,119	$10,396	$10,191
10/31/2015	$10,200	$10,986	$11,051
11/30/2015	$10,445	$11,389	$11,084
12/31/2015	$9,945	$10,846	$10,909
1/31/2016	$8,661	$9,670	$10,368
2/29/2016	$8,427	$9,602	$10,354
3/31/2016	$8,922	$10,338	$11,056
4/30/2016	$8,861	$10,441	$11,099
5/31/2016	$9,111	$10,722	$11,298
6/30/2016	$9,122	$10,673	$11,327
7/31/2016	$9,839	$11,371	$11,745
8/31/2016	$9,945	$11,491	$11,762
9/30/2016	$10,112	$11,657	$11,764
10/31/2016	$9,394	$10,932	$11,549
11/30/2016	$9,873	$11,911	$11,977
12/31/2016	$9,678	$12,073	$12,214
1/31/2017	$10,073	$12,269	$12,445
2/28/2017	$10,440	$12,570	$12,939
3/31/2017	$10,484	$12,719	$12,954
4/30/2017	$10,567	$12,953	$13,088
5/31/2017	$10,623	$12,835	$13,272
6/30/2017	$10,912	$13,277	$13,355
7/31/2017	$11,112	$13,390	$13,629
8/31/2017	$11,146	$13,374	$13,671
9/30/2017	$11,685	$14,103	$13,953
10/31/2017	$12,035	$14,321	$14,278
11/30/2017	$12,341	$14,732	$14,716
12/31/2017	$12,574	$14,749	$14,880
1/31/2018	$13,058	$15,324	$15,732
2/28/2018	$13,180	$14,888	$15,152
3/31/2018	$13,469	$15,088	$14,767
4/30/2018	$13,769	$15,103	$14,824
5/31/2018	$15,187	$16,054	$15,181
6/30/2018	$15,487	$16,180	$15,274
7/31/2018	$15,409	$16,458	$15,843
8/31/2018	$17,410	$17,482	$16,359
9/30/2018	$17,360	$17,073	$16,452
10/31/2018	$14,926	$14,913	$15,327
11/30/2018	$14,763	$15,146	$15,640
12/31/2018	$13,195	$13,376	$14,228
1/31/2019	$15,278	$14,921	$15,368
2/28/2019	$16,936	$15,885	$15,861
3/31/2019	$16,749	$15,670	$16,169
4/30/2019	$17,160	$16,147	$16,824
5/31/2019	$16,705	$14,949	$15,755
6/30/2019	$18,265	$16,100	$16,865
7/31/2019	$18,803	$16,258	$17,108
8/31/2019	$17,802	$15,556	$16,837
9/30/2019	$16,189	$15,428	$17,152
10/31/2019	$16,533	$15,867	$17,523
11/30/2019	$17,128	$16,801	$18,159
12/31/2019	$17,381	$17,186	$18,707
1/31/2020	$17,755	$16,997	$18,700
2/29/2020	$17,053	$15,770	$17,161
3/31/2020	$14,425	$12,758	$15,041
4/30/2020	$16,820	$14,659	$16,969
5/31/2020	$19,065	$16,044	$17,778
6/30/2020	$20,271	$16,660	$18,131
7/31/2020	$21,619	$17,233	$19,153
8/31/2020	$22,863	$18,244	$20,530
9/30/2020	$23,489	$17,853	$19,750
10/31/2020	$24,051	$17,989	$19,225
11/30/2020	$27,187	$21,161	$21,329
12/31/2020	$29,921	$23,138	$22,149
1/31/2021	$31,195	$24,254	$21,926
2/28/2021	$32,363	$25,055	$22,530
3/31/2021	$30,401	$24,267	$23,517
4/30/2021	$31,758	$24,796	$24,772
5/31/2021	$29,817	$24,087	$24,945
6/30/2021	$31,257	$25,217	$25,527
7/31/2021	$30,662	$24,299	$26,134
8/31/2021	$31,466	$24,740	$26,929
9/30/2021	$30,088	$23,792	$25,676
10/31/2021	$31,769	$24,906	$27,475
11/30/2021	$29,169	$23,689	$27,285
12/31/2021	$29,063	$23,794	$28,507
1/31/2022	$23,621	$20,605	$27,032
2/28/2022	$23,621	$20,695	$26,223
3/31/2022	$23,456	$20,790	$27,196
4/30/2022	$20,304	$18,239	$24,825
5/31/2022	$19,737	$17,895	$24,870
6/30/2022	$18,486	$16,787	$22,818
7/31/2022	$20,257	$18,666	$24,921
8/31/2022	$20,198	$18,491	$23,905
9/30/2022	$18,581	$16,827	$21,703
10/31/2022	$19,726	$18,425	$23,461
11/30/2022	$19,785	$18,725	$24,772
12/31/2022	$18,545	$17,523	$23,344
1/31/2023	$20,092	$19,266	$24,811
2/28/2023	$19,903	$19,057	$24,206
3/31/2023	$20,068	$18,587	$25,095
4/30/2023	$19,572	$18,371	$25,486
5/31/2023	$19,891	$18,374	$25,597
6/30/2023	$20,717	$19,898	$27,288
7/31/2023	$20,977	$20,828	$28,165
8/31/2023	$19,537	$19,744	$27,717
9/30/2023	$18,014	$18,442	$26,395
10/31/2023	$16,479	$17,019	$25,840
11/30/2023	$18,203	$18,569	$28,200
12/31/2023	$20,068	$20,792	$29,481
1/31/2024	$20,174	$20,125	$29,977
2/29/2024	$22,051	$21,760	$31,577
3/31/2024	$22,594	$22,369	$32,593
4/30/2024	$21,225	$20,646	$31,262
5/31/2024	$22,122	$21,752	$32,812
6/30/2024	$22,795	$21,716	$33,989
7/31/2024	$22,795	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P at NAV	8.67%	3.93%	8.59%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054856
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class R2
Trading Symbol	LADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,538	$10,558	$10,400
9/30/2014	$10,143	$9,992	$10,254
10/31/2014	$10,739	$10,612	$10,505
11/30/2014	$10,840	$10,681	$10,787
12/31/2014	$10,906	$10,997	$10,760
1/31/2015	$10,617	$10,746	$10,437
2/28/2015	$11,457	$11,520	$11,037
3/31/2015	$11,670	$11,727	$10,862
4/30/2015	$11,270	$11,382	$10,966
5/31/2015	$11,852	$11,800	$11,108
6/30/2015	$11,968	$11,958	$10,892
7/31/2015	$11,988	$12,007	$11,121
8/31/2015	$10,724	$11,097	$10,450
9/30/2015	$10,081	$10,396	$10,191
10/31/2015	$10,162	$10,986	$11,051
11/30/2015	$10,402	$11,389	$11,084
12/31/2015	$9,901	$10,846	$10,909
1/31/2016	$8,617	$9,670	$10,368
2/29/2016	$8,383	$9,602	$10,354
3/31/2016	$8,872	$10,338	$11,056
4/30/2016	$8,811	$10,441	$11,099
5/31/2016	$9,056	$10,722	$11,298
6/30/2016	$9,062	$10,673	$11,327
7/31/2016	$9,774	$11,371	$11,745
8/31/2016	$9,874	$11,491	$11,762
9/30/2016	$10,041	$11,657	$11,764
10/31/2016	$9,323	$10,932	$11,549
11/30/2016	$9,796	$11,911	$11,977
12/31/2016	$9,601	$12,073	$12,214
1/31/2017	$9,985	$12,269	$12,445
2/28/2017	$10,352	$12,570	$12,939
3/31/2017	$10,391	$12,719	$12,954
4/30/2017	$10,469	$12,953	$13,088
5/31/2017	$10,525	$12,835	$13,272
6/30/2017	$10,803	$13,277	$13,355
7/31/2017	$10,997	$13,390	$13,629
8/31/2017	$11,031	$13,374	$13,671
9/30/2017	$11,559	$14,103	$13,953
10/31/2017	$11,904	$14,321	$14,278
11/30/2017	$12,199	$14,732	$14,716
12/31/2017	$12,427	$14,749	$14,880
1/31/2018	$12,900	$15,324	$15,732
2/28/2018	$13,022	$14,888	$15,152
3/31/2018	$13,306	$15,088	$14,767
4/30/2018	$13,595	$15,103	$14,824
5/31/2018	$14,986	$16,054	$15,181
6/30/2018	$15,281	$16,180	$15,274
7/31/2018	$15,203	$16,458	$15,843
8/31/2018	$17,172	$17,482	$16,359
9/30/2018	$17,127	$17,073	$16,452
10/31/2018	$14,724	$14,913	$15,327
11/30/2018	$14,554	$15,146	$15,640
12/31/2018	$13,015	$13,376	$14,228
1/31/2019	$15,065	$14,921	$15,368
2/28/2019	$16,695	$15,885	$15,861
3/31/2019	$16,514	$15,670	$16,169
4/30/2019	$16,912	$16,147	$16,824
5/31/2019	$16,462	$14,949	$15,755
6/30/2019	$18,001	$16,100	$16,865
7/31/2019	$18,527	$16,258	$17,108
8/31/2019	$17,536	$15,556	$16,837
9/30/2019	$15,944	$15,428	$17,152
10/31/2019	$16,282	$15,867	$17,523
11/30/2019	$16,864	$16,801	$18,159
12/31/2019	$17,110	$17,186	$18,707
1/31/2020	$17,479	$16,997	$18,700
2/29/2020	$16,789	$15,770	$17,161
3/31/2020	$14,197	$12,758	$15,041
4/30/2020	$16,552	$14,659	$16,969
5/31/2020	$18,756	$16,044	$17,778
6/30/2020	$19,948	$16,660	$18,131
7/31/2020	$21,262	$17,233	$19,153
8/31/2020	$22,492	$18,244	$20,530
9/30/2020	$23,107	$17,853	$19,750
10/31/2020	$23,646	$17,989	$19,225
11/30/2020	$26,722	$21,161	$21,329
12/31/2020	$29,411	$23,138	$22,149
1/31/2021	$30,660	$24,254	$21,926
2/28/2021	$31,804	$25,055	$22,530
3/31/2021	$29,877	$24,267	$23,517
4/30/2021	$31,211	$24,796	$24,772
5/31/2021	$29,294	$24,087	$24,945
6/30/2021	$30,703	$25,217	$25,527
7/31/2021	$30,120	$24,299	$26,134
8/31/2021	$30,904	$24,740	$26,929
9/30/2021	$29,549	$23,792	$25,676
10/31/2021	$31,200	$24,906	$27,475
11/30/2021	$28,637	$23,689	$27,285
12/31/2021	$28,528	$23,794	$28,507
1/31/2022	$23,176	$20,605	$27,032
2/28/2022	$23,188	$20,695	$26,223
3/31/2022	$23,008	$20,790	$27,196
4/30/2022	$19,929	$18,239	$24,825
5/31/2022	$19,364	$17,895	$24,870
6/30/2022	$18,137	$16,787	$22,818
7/31/2022	$19,869	$18,666	$24,921
8/31/2022	$19,809	$18,491	$23,905
9/30/2022	$18,221	$16,827	$21,703
10/31/2022	$19,340	$18,425	$23,461
11/30/2022	$19,400	$18,725	$24,772
12/31/2022	$18,173	$17,523	$23,344
1/31/2023	$19,688	$19,266	$24,811
2/28/2023	$19,496	$19,057	$24,206
3/31/2023	$19,664	$18,587	$25,095
4/30/2023	$19,183	$18,371	$25,486
5/31/2023	$19,484	$18,374	$25,597
6/30/2023	$20,290	$19,898	$27,288
7/31/2023	$20,542	$20,828	$28,165
8/31/2023	$19,135	$19,744	$27,717
9/30/2023	$17,644	$18,442	$26,395
10/31/2023	$16,128	$17,019	$25,840
11/30/2023	$17,812	$18,569	$28,200
12/31/2023	$19,640	$20,792	$29,481
1/31/2024	$19,737	$20,125	$29,977
2/29/2024	$21,577	$21,760	$31,577
3/31/2024	$22,106	$22,369	$32,593
4/30/2024	$20,759	$20,646	$31,262
5/31/2024	$21,649	$21,752	$32,812
6/30/2024	$22,298	$21,716	$33,989
7/31/2024	$22,286	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R2 at NAV	8.49%	3.76%	8.34%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054857
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class R3
Trading Symbol	LADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.65%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,537	$10,558	$10,400
9/30/2014	$10,141	$9,992	$10,254
10/31/2014	$10,740	$10,612	$10,505
11/30/2014	$10,840	$10,681	$10,787
12/31/2014	$10,905	$10,997	$10,760
1/31/2015	$10,620	$10,746	$10,437
2/28/2015	$11,460	$11,520	$11,037
3/31/2015	$11,675	$11,727	$10,862
4/30/2015	$11,275	$11,382	$10,966
5/31/2015	$11,860	$11,800	$11,108
6/30/2015	$11,975	$11,958	$10,892
7/31/2015	$11,995	$12,007	$11,121
8/31/2015	$10,730	$11,097	$10,450
9/30/2015	$10,090	$10,396	$10,191
10/31/2015	$10,170	$10,986	$11,051
11/30/2015	$10,412	$11,389	$11,084
12/31/2015	$9,913	$10,846	$10,909
1/31/2016	$8,628	$9,670	$10,368
2/29/2016	$8,397	$9,602	$10,354
3/31/2016	$8,886	$10,338	$11,056
4/30/2016	$8,825	$10,441	$11,099
5/31/2016	$9,072	$10,722	$11,298
6/30/2016	$9,078	$10,673	$11,327
7/31/2016	$9,792	$11,371	$11,745
8/31/2016	$9,891	$11,491	$11,762
9/30/2016	$10,056	$11,657	$11,764
10/31/2016	$9,342	$10,932	$11,549
11/30/2016	$9,814	$11,911	$11,977
12/31/2016	$9,616	$12,073	$12,214
1/31/2017	$10,006	$12,269	$12,445
2/28/2017	$10,374	$12,570	$12,939
3/31/2017	$10,412	$12,719	$12,954
4/30/2017	$10,489	$12,953	$13,088
5/31/2017	$10,550	$12,835	$13,272
6/30/2017	$10,830	$13,277	$13,355
7/31/2017	$11,028	$13,390	$13,629
8/31/2017	$11,061	$13,374	$13,671
9/30/2017	$11,588	$14,103	$13,953
10/31/2017	$11,939	$14,321	$14,278
11/30/2017	$12,236	$14,732	$14,716
12/31/2017	$12,466	$14,749	$14,880
1/31/2018	$12,939	$15,324	$15,732
2/28/2018	$13,060	$14,888	$15,152
3/31/2018	$13,345	$15,088	$14,767
4/30/2018	$13,642	$15,103	$14,824
5/31/2018	$15,042	$16,054	$15,181
6/30/2018	$15,339	$16,180	$15,274
7/31/2018	$15,262	$16,458	$15,843
8/31/2018	$17,239	$17,482	$16,359
9/30/2018	$17,195	$17,073	$16,452
10/31/2018	$14,778	$14,913	$15,327
11/30/2018	$14,612	$15,146	$15,640
12/31/2018	$13,063	$13,376	$14,228
1/31/2019	$15,128	$14,921	$15,368
2/28/2019	$16,764	$15,885	$15,861
3/31/2019	$16,580	$15,670	$16,169
4/30/2019	$16,985	$16,147	$16,824
5/31/2019	$16,536	$14,949	$15,755
6/30/2019	$18,084	$16,100	$16,865
7/31/2019	$18,607	$16,258	$17,108
8/31/2019	$17,619	$15,556	$16,837
9/30/2019	$16,020	$15,428	$17,152
10/31/2019	$16,359	$15,867	$17,523
11/30/2019	$16,946	$16,801	$18,159
12/31/2019	$17,196	$17,186	$18,707
1/31/2020	$17,565	$16,997	$18,700
2/29/2020	$16,873	$15,770	$17,161
3/31/2020	$14,270	$12,758	$15,041
4/30/2020	$16,642	$14,659	$16,969
5/31/2020	$18,866	$16,044	$17,778
6/30/2020	$20,057	$16,660	$18,131
7/31/2020	$21,386	$17,233	$19,153
8/31/2020	$22,623	$18,244	$20,530
9/30/2020	$23,241	$17,853	$19,750
10/31/2020	$23,795	$17,989	$19,225
11/30/2020	$26,889	$21,161	$21,329
12/31/2020	$29,597	$23,138	$22,149
1/31/2021	$30,853	$24,254	$21,926
2/28/2021	$32,006	$25,055	$22,530
3/31/2021	$30,060	$24,267	$23,517
4/30/2021	$31,409	$24,796	$24,772
5/31/2021	$29,494	$24,087	$24,945
6/30/2021	$30,904	$25,217	$25,527
7/31/2021	$30,318	$24,299	$26,134
8/31/2021	$31,110	$24,740	$26,929
9/30/2021	$29,751	$23,792	$25,676
10/31/2021	$31,419	$24,906	$27,475
11/30/2021	$28,834	$23,689	$27,285
12/31/2021	$28,729	$23,794	$28,507
1/31/2022	$23,351	$20,605	$27,032
2/28/2022	$23,363	$20,695	$26,223
3/31/2022	$23,188	$20,790	$27,196
4/30/2022	$20,080	$18,239	$24,825
5/31/2022	$19,510	$17,895	$24,870
6/30/2022	$18,276	$16,787	$22,818
7/31/2022	$20,022	$18,666	$24,921
8/31/2022	$19,964	$18,491	$23,905
9/30/2022	$18,369	$16,827	$21,703
10/31/2022	$19,498	$18,425	$23,461
11/30/2022	$19,556	$18,725	$24,772
12/31/2022	$18,322	$17,523	$23,344
1/31/2023	$19,847	$19,266	$24,811
2/28/2023	$19,661	$19,057	$24,206
3/31/2023	$19,836	$18,587	$25,095
4/30/2023	$19,347	$18,371	$25,486
5/31/2023	$19,649	$18,374	$25,597
6/30/2023	$20,464	$19,898	$27,288
7/31/2023	$20,720	$20,828	$28,165
8/31/2023	$19,300	$19,744	$27,717
9/30/2023	$17,798	$18,442	$26,395
10/31/2023	$16,274	$17,019	$25,840
11/30/2023	$17,985	$18,569	$28,200
12/31/2023	$19,824	$20,792	$29,481
1/31/2024	$19,929	$20,125	$29,977
2/29/2024	$21,780	$21,760	$31,577
3/31/2024	$22,315	$22,369	$32,593
4/30/2024	$20,965	$20,646	$31,262
5/31/2024	$21,849	$21,752	$32,812
6/30/2024	$22,513	$21,716	$33,989
7/31/2024	$22,513	$23,493	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R3 at NAV	8.65%	3.88%	8.45%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000151972
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class R4
Trading Symbol	LADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.91%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,020	$10,041	$10,210
8/31/2015	$8,967	$9,280	$9,594
9/30/2015	$8,430	$8,694	$9,356
10/31/2015	$8,500	$9,187	$10,145
11/30/2015	$8,707	$9,524	$10,176
12/31/2015	$8,289	$9,069	$10,015
1/31/2016	$7,220	$8,087	$9,518
2/29/2016	$7,027	$8,030	$9,505
3/31/2016	$7,435	$8,645	$10,150
4/30/2016	$7,386	$8,731	$10,189
5/31/2016	$7,593	$8,966	$10,372
6/30/2016	$7,597	$8,925	$10,399
7/31/2016	$8,199	$9,508	$10,783
8/31/2016	$8,285	$9,609	$10,798
9/30/2016	$8,424	$9,748	$10,800
10/31/2016	$7,831	$9,142	$10,603
11/30/2016	$8,226	$9,960	$10,996
12/31/2016	$8,064	$10,096	$11,213
1/31/2017	$8,392	$10,260	$11,426
2/28/2017	$8,702	$10,511	$11,879
3/31/2017	$8,734	$10,636	$11,893
4/30/2017	$8,801	$10,832	$12,015
5/31/2017	$8,851	$10,733	$12,184
6/30/2017	$9,089	$11,103	$12,260
7/31/2017	$9,255	$11,197	$12,512
8/31/2017	$9,286	$11,184	$12,551
9/30/2017	$9,736	$11,793	$12,810
10/31/2017	$10,028	$11,976	$13,109
11/30/2017	$10,279	$12,320	$13,511
12/31/2017	$10,477	$12,334	$13,661
1/31/2018	$10,877	$12,815	$14,443
2/28/2018	$10,980	$12,450	$13,911
3/31/2018	$11,223	$12,617	$13,557
4/30/2018	$11,474	$12,630	$13,609
5/31/2018	$12,651	$13,425	$13,937
6/30/2018	$12,908	$13,530	$14,023
7/31/2018	$12,845	$13,763	$14,544
8/31/2018	$14,511	$14,619	$15,018
9/30/2018	$14,476	$14,277	$15,104
10/31/2018	$12,449	$12,471	$14,072
11/30/2018	$12,314	$12,666	$14,358
12/31/2018	$11,006	$11,186	$13,062
1/31/2019	$12,750	$12,478	$14,109
2/28/2019	$14,135	$13,283	$14,562
3/31/2019	$13,980	$13,104	$14,845
4/30/2019	$14,320	$13,503	$15,446
5/31/2019	$13,944	$12,501	$14,464
6/30/2019	$15,252	$13,464	$15,483
7/31/2019	$15,700	$13,595	$15,706
8/31/2019	$14,870	$13,009	$15,457
9/30/2019	$13,520	$12,902	$15,746
10/31/2019	$13,813	$13,269	$16,087
11/30/2019	$14,313	$14,050	$16,671
12/31/2019	$14,527	$14,372	$17,175
1/31/2020	$14,838	$14,214	$17,168
2/29/2020	$14,261	$13,187	$15,755
3/31/2020	$12,063	$10,669	$13,809
4/30/2020	$14,068	$12,258	$15,579
5/31/2020	$15,948	$13,416	$16,321
6/30/2020	$16,962	$13,932	$16,645
7/31/2020	$18,087	$14,411	$17,584
8/31/2020	$19,138	$15,256	$18,848
9/30/2020	$19,663	$14,929	$18,132
10/31/2020	$20,137	$15,043	$17,650
11/30/2020	$22,767	$17,695	$19,582
12/31/2020	$25,056	$19,349	$20,335
1/31/2021	$26,130	$20,282	$20,129
2/28/2021	$27,115	$20,952	$20,684
3/31/2021	$25,474	$20,292	$21,590
4/30/2021	$26,614	$20,735	$22,742
5/31/2021	$24,998	$20,143	$22,901
6/30/2021	$26,204	$21,087	$23,436
7/31/2021	$25,712	$20,319	$23,993
8/31/2021	$26,385	$20,689	$24,722
9/30/2021	$25,236	$19,895	$23,572
10/31/2021	$26,655	$20,827	$25,224
11/30/2021	$24,472	$19,810	$25,049
12/31/2021	$24,389	$19,898	$26,172
1/31/2022	$19,824	$17,231	$24,817
2/28/2022	$19,833	$17,306	$24,074
3/31/2022	$19,695	$17,385	$24,968
4/30/2022	$17,054	$15,252	$22,791
5/31/2022	$16,575	$14,964	$22,833
6/30/2022	$15,526	$14,038	$20,948
7/31/2022	$17,017	$15,609	$22,879
8/31/2022	$16,971	$15,463	$21,946
9/30/2022	$15,618	$14,072	$19,925
10/31/2022	$16,584	$15,407	$21,538
11/30/2022	$16,630	$15,658	$22,742
12/31/2022	$15,590	$14,653	$21,432
1/31/2023	$16,897	$16,111	$22,778
2/28/2023	$16,741	$15,936	$22,223
3/31/2023	$16,888	$15,543	$23,038
4/30/2023	$16,474	$15,362	$23,398
5/31/2023	$16,741	$15,365	$23,500
6/30/2023	$17,440	$16,639	$25,053
7/31/2023	$17,661	$17,417	$25,857
8/31/2023	$16,456	$16,510	$25,446
9/30/2023	$15,176	$15,421	$24,232
10/31/2023	$13,879	$14,232	$23,723
11/30/2023	$15,333	$15,528	$25,889
12/31/2023	$16,916	$17,387	$27,066
1/31/2024	$16,999	$16,830	$27,520
2/29/2024	$18,591	$18,197	$28,990
3/31/2024	$19,051	$18,705	$29,923
4/30/2024	$17,891	$17,265	$28,700
5/31/2024	$18,664	$18,190	$30,124
6/30/2024	$19,226	$18,159	$31,204
7/31/2024	$19,235	$19,646	$31,584

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	8.91%	4.15%	7.47%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%

Performance Inception Date			Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000151973
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class R5
Trading Symbol	LADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,022	$10,041	$10,210
8/31/2015	$8,972	$9,280	$9,594
9/30/2015	$8,437	$8,694	$9,356
10/31/2015	$8,509	$9,187	$10,145
11/30/2015	$8,715	$9,524	$10,176
12/31/2015	$8,300	$9,069	$10,015
1/31/2016	$7,229	$8,087	$9,518
2/29/2016	$7,035	$8,030	$9,505
3/31/2016	$7,451	$8,645	$10,150
4/30/2016	$7,403	$8,731	$10,189
5/31/2016	$7,613	$8,966	$10,372
6/30/2016	$7,620	$8,925	$10,399
7/31/2016	$8,225	$9,508	$10,783
8/31/2016	$8,312	$9,609	$10,798
9/30/2016	$8,454	$9,748	$10,800
10/31/2016	$7,858	$9,142	$10,603
11/30/2016	$8,257	$9,960	$10,996
12/31/2016	$8,095	$10,096	$11,213
1/31/2017	$8,427	$10,260	$11,426
2/28/2017	$8,739	$10,511	$11,879
3/31/2017	$8,779	$10,636	$11,893
4/30/2017	$8,846	$10,832	$12,015
5/31/2017	$8,897	$10,733	$12,184
6/30/2017	$9,138	$11,103	$12,260
7/31/2017	$9,308	$11,197	$12,512
8/31/2017	$9,340	$11,184	$12,551
9/30/2017	$9,790	$11,793	$12,810
10/31/2017	$10,091	$11,976	$13,109
11/30/2017	$10,348	$12,320	$13,511
12/31/2017	$10,545	$12,334	$13,661
1/31/2018	$10,952	$12,815	$14,443
2/28/2018	$11,059	$12,450	$13,911
3/31/2018	$11,304	$12,617	$13,557
4/30/2018	$11,557	$12,630	$13,609
5/31/2018	$12,751	$13,425	$13,937
6/30/2018	$13,008	$13,530	$14,023
7/31/2018	$12,948	$13,763	$14,544
8/31/2018	$14,632	$14,619	$15,018
9/30/2018	$14,597	$14,277	$15,104
10/31/2018	$12,557	$12,471	$14,072
11/30/2018	$12,422	$12,666	$14,358
12/31/2018	$11,106	$11,186	$13,062
1/31/2019	$12,866	$12,478	$14,109
2/28/2019	$14,267	$13,283	$14,562
3/31/2019	$14,116	$13,104	$14,845
4/30/2019	$14,464	$13,503	$15,446
5/31/2019	$14,086	$12,501	$14,464
6/30/2019	$15,411	$13,464	$15,483
7/31/2019	$15,865	$13,595	$15,706
8/31/2019	$15,028	$13,009	$15,457
9/30/2019	$13,672	$12,902	$15,746
10/31/2019	$13,970	$13,269	$16,087
11/30/2019	$14,472	$14,050	$16,671
12/31/2019	$14,695	$14,372	$17,175
1/31/2020	$15,013	$14,214	$17,168
2/29/2020	$14,430	$13,187	$15,755
3/31/2020	$12,206	$10,669	$13,809
4/30/2020	$14,238	$12,258	$15,579
5/31/2020	$16,155	$13,416	$16,321
6/30/2020	$17,183	$13,932	$16,645
7/31/2020	$18,325	$14,411	$17,584
8/31/2020	$19,394	$15,256	$18,848
9/30/2020	$19,929	$14,929	$18,132
10/31/2020	$20,416	$15,043	$17,650
11/30/2020	$23,080	$17,695	$19,582
12/31/2020	$25,415	$19,349	$20,335
1/31/2021	$26,504	$20,282	$20,129
2/28/2021	$27,508	$20,952	$20,684
3/31/2021	$25,852	$20,292	$21,590
4/30/2021	$27,019	$20,735	$22,742
5/31/2021	$25,376	$20,143	$22,901
6/30/2021	$26,608	$21,087	$23,436
7/31/2021	$26,113	$20,319	$23,993
8/31/2021	$26,804	$20,689	$24,722
9/30/2021	$25,643	$19,895	$23,572
10/31/2021	$27,091	$20,827	$25,224
11/30/2021	$24,880	$19,810	$25,049
12/31/2021	$24,801	$19,898	$26,172
1/31/2022	$20,162	$17,231	$24,817
2/28/2022	$20,176	$17,306	$24,074
3/31/2022	$20,034	$17,385	$24,968
4/30/2022	$17,354	$15,252	$22,791
5/31/2022	$16,869	$14,964	$22,833
6/30/2022	$15,807	$14,038	$20,948
7/31/2022	$17,332	$15,609	$22,879
8/31/2022	$17,290	$15,463	$21,946
9/30/2022	$15,914	$14,072	$19,925
10/31/2022	$16,891	$15,407	$21,538
11/30/2022	$16,948	$15,658	$22,742
12/31/2022	$15,893	$14,653	$21,432
1/31/2023	$17,226	$16,111	$22,778
2/28/2023	$17,069	$15,936	$22,223
3/31/2023	$17,226	$15,543	$23,038
4/30/2023	$16,805	$15,362	$23,398
5/31/2023	$17,083	$15,365	$23,500
6/30/2023	$17,796	$16,639	$25,053
7/31/2023	$18,024	$17,417	$25,857
8/31/2023	$16,798	$16,510	$25,446
9/30/2023	$15,494	$15,421	$24,232
10/31/2023	$14,175	$14,232	$23,723
11/30/2023	$15,665	$15,528	$25,889
12/31/2023	$17,283	$17,387	$27,066
1/31/2024	$17,375	$16,830	$27,520
2/29/2024	$19,000	$18,197	$28,990
3/31/2024	$19,478	$18,705	$29,923
4/30/2024	$18,302	$17,265	$28,700
5/31/2024	$19,086	$18,190	$30,124
6/30/2024	$19,670	$18,159	$31,204
7/31/2024	$19,677	$19,646	$31,584

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	9.17%	4.40%	7.74%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%

Performance Inception Date			Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000151974
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund Inc.
Class Name	Class R6
Trading Symbol	LADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,026	$10,041	$10,210
8/31/2015	$8,972	$9,280	$9,594
9/30/2015	$8,440	$8,694	$9,356
10/31/2015	$8,513	$9,187	$10,145
11/30/2015	$8,719	$9,524	$10,176
12/31/2015	$8,308	$9,069	$10,015
1/31/2016	$7,237	$8,087	$9,518
2/29/2016	$7,047	$8,030	$9,505
3/31/2016	$7,458	$8,645	$10,150
4/30/2016	$7,415	$8,731	$10,189
5/31/2016	$7,624	$8,966	$10,372
6/30/2016	$7,632	$8,925	$10,399
7/31/2016	$8,241	$9,508	$10,783
8/31/2016	$8,328	$9,609	$10,798
9/30/2016	$8,470	$9,748	$10,800
10/31/2016	$7,873	$9,142	$10,603
11/30/2016	$8,272	$9,960	$10,996
12/31/2016	$8,114	$10,096	$11,213
1/31/2017	$8,446	$10,260	$11,426
2/28/2017	$8,762	$10,511	$11,879
3/31/2017	$8,802	$10,636	$11,893
4/30/2017	$8,869	$10,832	$12,015
5/31/2017	$8,924	$10,733	$12,184
6/30/2017	$9,166	$11,103	$12,260
7/31/2017	$9,336	$11,197	$12,512
8/31/2017	$9,371	$11,184	$12,551
9/30/2017	$9,822	$11,793	$12,810
10/31/2017	$10,122	$11,976	$13,109
11/30/2017	$10,383	$12,320	$13,511
12/31/2017	$10,581	$12,334	$13,661
1/31/2018	$10,992	$12,815	$14,443
2/28/2018	$11,098	$12,450	$13,911
3/31/2018	$11,347	$12,617	$13,557
4/30/2018	$11,600	$12,630	$13,609
5/31/2018	$12,798	$13,425	$13,937
6/30/2018	$13,055	$13,530	$14,023
7/31/2018	$12,995	$13,763	$14,544
8/31/2018	$14,691	$14,619	$15,018
9/30/2018	$14,655	$14,277	$15,104
10/31/2018	$12,608	$12,471	$14,072
11/30/2018	$12,473	$12,666	$14,358
12/31/2018	$11,154	$11,186	$13,062
1/31/2019	$12,921	$12,478	$14,109
2/28/2019	$14,331	$13,283	$14,562
3/31/2019	$14,180	$13,104	$14,845
4/30/2019	$14,532	$13,503	$15,446
5/31/2019	$14,150	$12,501	$14,464
6/30/2019	$15,484	$13,464	$15,483
7/31/2019	$15,942	$13,595	$15,706
8/31/2019	$15,101	$13,009	$15,457
9/30/2019	$13,737	$12,902	$15,746
10/31/2019	$14,039	$13,269	$16,087
11/30/2019	$14,551	$14,050	$16,671
12/31/2019	$14,767	$14,372	$17,175
1/31/2020	$15,097	$14,214	$17,168
2/29/2020	$14,509	$13,187	$15,755
3/31/2020	$12,279	$10,669	$13,809
4/30/2020	$14,318	$12,258	$15,579
5/31/2020	$16,242	$13,416	$16,321
6/30/2020	$17,279	$13,932	$16,645
7/31/2020	$18,430	$14,411	$17,584
8/31/2020	$19,504	$15,256	$18,848
9/30/2020	$20,043	$14,929	$18,132
10/31/2020	$20,529	$15,043	$17,650
11/30/2020	$23,217	$17,695	$19,582
12/31/2020	$25,564	$19,349	$20,335
1/31/2021	$26,663	$20,282	$20,129
2/28/2021	$27,670	$20,952	$20,684
3/31/2021	$26,006	$20,292	$21,590
4/30/2021	$27,183	$20,735	$22,742
5/31/2021	$25,531	$20,143	$22,901
6/30/2021	$26,780	$21,087	$23,436
7/31/2021	$26,285	$20,319	$23,993
8/31/2021	$26,981	$20,689	$24,722
9/30/2021	$25,817	$19,895	$23,572
10/31/2021	$27,274	$20,827	$25,224
11/30/2021	$25,050	$19,810	$25,049
12/31/2021	$24,972	$19,898	$26,172
1/31/2022	$20,301	$17,231	$24,817
2/28/2022	$20,315	$17,306	$24,074
3/31/2022	$20,180	$17,385	$24,968
4/30/2022	$17,483	$15,252	$22,791
5/31/2022	$16,993	$14,964	$22,833
6/30/2022	$15,929	$14,038	$20,948
7/31/2022	$17,462	$15,609	$22,879
8/31/2022	$17,419	$15,463	$21,946
9/30/2022	$16,035	$14,072	$19,925
10/31/2022	$17,029	$15,407	$21,538
11/30/2022	$17,086	$15,658	$22,742
12/31/2022	$16,021	$14,653	$21,432
1/31/2023	$17,362	$16,111	$22,778
2/28/2023	$17,206	$15,936	$22,223
3/31/2023	$17,362	$15,543	$23,038
4/30/2023	$16,944	$15,362	$23,398
5/31/2023	$17,220	$15,365	$23,500
6/30/2023	$17,945	$16,639	$25,053
7/31/2023	$18,172	$17,417	$25,857
8/31/2023	$16,937	$16,510	$25,446
9/30/2023	$15,630	$15,421	$24,232
10/31/2023	$14,296	$14,232	$23,723
11/30/2023	$15,801	$15,528	$25,889
12/31/2023	$17,433	$17,387	$27,066
1/31/2024	$17,533	$16,830	$27,520
2/29/2024	$19,173	$18,197	$28,990
3/31/2024	$19,655	$18,705	$29,923
4/30/2024	$18,470	$17,265	$28,700
5/31/2024	$19,265	$18,190	$30,124
6/30/2024	$19,854	$18,159	$31,204
7/31/2024	$19,861	$19,646	$31,584

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	9.30%	4.49%	7.85%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%

Performance Inception Date			Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,440,039,652	$ 2,440,039,652	$ 2,440,039,652
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount	$ 12,294,681
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2024)
Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.